LOANS (Schedule of Performing and Non-Performing Loans by Category) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 611,233		$ 580,236		$ 549,452
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	97,016		81,757		74,014
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	48,728		46,959		40,498
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	427,862		413,235		397,638
Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	24,378		24,807		25,428
All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	13,249		13,478		11,874
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	603,002		571,705		540,537
Performing Financing Receivable [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	96,312		81,089		72,846
Performing Financing Receivable [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	47,863		46,313		39,772
Performing Financing Receivable [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	421,237		406,082		390,709
Performing Financing Receivable [Member] | Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	24,341		24,743		25,336
Performing Financing Receivable [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	13,249		13,478		11,874
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	8,231	[1]	8,531	[1]	8,915	[1]
Nonperforming Financing Receivable [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	704	[1]	668	[1]	1,168	[1]
Nonperforming Financing Receivable [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	865	[1]	646	[1]	726	[1]
Nonperforming Financing Receivable [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	6,625	[1]	7,153	[1]	6,929	[1]
Nonperforming Financing Receivable [Member] | Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	37	[1]	64	[1]	92	[1]
Nonperforming Financing Receivable [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		[1]		[1]		[1]

[1]	Non-Performing loans consist of loans that are on non-accrual status and loans 90 days past due and still accruing interest.